Related Party Agreements and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of related party fees, expenses and transactions

		For the Three Months Ended June 30,		For the Six Months Ended June 30,
Related Party (1) (2)	Source Agreement & Description	2023	2022	2023	2022
	Expenses:
Guggenheim	Investment Advisory Agreement - management fee	$186	$572	$441	$1,220
Guggenheim	Administrative Services Agreement - expense reimbursement	95	169	197	229
	Income:
Guggenheim	Share on capital structuring fees and administrative agency fees	3	3	5	6

(1)	Related party transactions not included in the table above consist of Independent Trustees fees and expenses and sales and repurchase of the Master Fund Shares to/from affiliated Feeder Funds as disclosed in the Master Fund’s consolidated statements of operations and consolidated statements of changes in net assets, respectively. In accordance with the Liquidation Plan, the Master Fund’s share repurchase program has been suspended effective March 31, 2021.

(2)	As of June 30, 2023 and June 30, 2022, the Master Fund had accumulated net realized capital losses and net unrealized depreciation and therefore, Guggenheim did not earn any performance-based incentive fee during the respective period.